Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Insurance Series
Entity Central Index Key	0000729528
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
American Funds Global Growth Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 77,000,000
Holdings Count | Holding	6
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 77
Total number of portfolio holdings	6
Portfolio turnover rate	6%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
Growth funds	80.06%
Growth-and-income funds	20.02%
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds Growth and Income Portfolio - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 428,000,000
Holdings Count | Holding	8
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 428
Total number of portfolio holdings	8
Portfolio turnover rate	5%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Growth-and-income funds	40.53%
Fixed income funds	29.37%
Growth funds	10.21%
Equity-income funds	9.95%
Balanced funds	5.01
Asset allocation funds	5.01%
Other assets less liabilities	(0.08	) %
Total	100.00%

American Funds Managed Risk Growth Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,789,629,000
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,789,629
Total number of portfolio holdings	25
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Managed Risk Growth and Income Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Growth and Income Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Growth and Income Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 31	0.61% *
*Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 1,340,109,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 1,340,109
Total number of portfolio holdings	21
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds Managed Risk Global Allocation Portfolio - Class P2
Shareholder Report [Line Items]
Fund Name	American Funds® Managed Risk Global Allocation Portfolio
Class Name	Class P2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Managed Risk Global Allocation Portfolio (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-P2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-P2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$ 32	0.62% *
*Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 358,598,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 358,598
Total number of portfolio holdings	17
Portfolio turnover rate	16%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Includes derivatives.
American Funds IS 2070 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 116,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 116,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 116,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2070 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2070 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2070 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.04% *
*Annualized.
Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 116,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 116
Total number of portfolio holdings	16
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type ( percent of net assets ) *Less than 0.01%.
American Funds IS 2065 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 76,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2065 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 76,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 0.01%.
American Funds IS 2065 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 76,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2065 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2065 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2065 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 76,000
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 76
Total number of portfolio holdings	16
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 208,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 208,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Ann
ua
lized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 208,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2060 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2060 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2060 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 208,000
Holdings Count | Holding	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 208
Total number of portfolio holdings	17
Portfolio turnover rate	0%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 0.01%.
American Funds IS 2055 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 1	0.02% *
*Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2055 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2055 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2055 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 6,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6
Total number of portfolio holdings	19
Portfolio turnover rate	11%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 9,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 9,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 9,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2050 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2050 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2050 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 9,000,000
Holdings Count | Holding	19
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9
Total number of portfolio holdings	19
Portfolio turnover rate	13%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund st ati stics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2045 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2045 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2045 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	23
Portfolio turnover rate	3%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® IS 2040 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® IS 2040 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® IS 2040 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2040 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2040 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2040 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 26	0.50% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 5,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5
Total number of portfolio holdings	24
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2035 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2035 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2035 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2035 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2035 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2035 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 15,000,000
Holdings Count | Holding	23
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 15
Total number of portfolio holdings	23
Portfolio turnover rate	25%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds IS 2030 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 11,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%

American Funds IS 2030 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 11,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%

American Funds IS 2030 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 11,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%

American Funds IS 2030 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2030 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2030 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.52% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 11,000,000
Holdings Count | Holding	24
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 11
Total number of portfolio holdings	24
Portfolio turnover rate	63%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	35.85%
Growth-and-income funds	26.85%
Growth funds	16.07%
Balanced funds	12.92%
Equity-income funds	8.43
Other assets less liabilities	(0.12	) %
Total	100.00%

American Funds IS 2025 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%

American Funds IS 2025 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%

American Funds IS 2025 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%

American Funds IS 2025 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2025 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2025 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 12,000,000
Holdings Count | Holding	21
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 12
Total number of portfolio holdings	21
Portfolio turnover rate	64%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	44.97%
Growth-and-income funds	24.03%
Equity-income funds	13.46%
Balanced funds	12.05%
Growth funds	5.74
Other assets less liabilities	(0.25	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 1 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 3	0.05% *
*Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 18,000,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 1A [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 18,000,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 2 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 18,000,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%

American Funds IS 2020 Target Date Fund - Class 4 [Member]
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2020 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2020 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 18,000,000
Holdings Count | Holding	22
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 18
Total number of portfolio holdings	22
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	45.44%
Growth-and-income funds	21.87%
Equity-income funds	18.10%
Balanced funds	11.91%
Growth funds	2.72
Other assets less liabilities	(0.04	) %
Total	100.00%

American Funds® IS 2015 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 110,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2015 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 110,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2015 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.04% *
*Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[1]
Net Assets	$ 110,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2015 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2015 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2015 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 28	0.54% *
*Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 110,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 110
Total number of portfolio holdings	18
Portfolio turnover rate	3%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	49.91%
Growth-and-income funds	19.75%
Equity-income funds	19.59%
Balanced funds	10.83%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2010 Target Date Fund - Class 1
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$ 2	0.03% *
*Annualiz
ed
.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2010 Target Date Fund - Class 1A
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 1A
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-1A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-1A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1A	$ 2	0.03% *
*Ann
ualiz
ed.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2010 Target Date Fund - Class 2
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$ 2	0.03% *
*Ann
ua
lized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%

American Funds IS 2010 Target Date Fund - Class 4
Shareholder Report [Line Items]
Fund Name	American Funds® IS 2010 Target Date Fund
Class Name	Class 4
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds IS 2010 Target Date Fund (the "fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/AFIS-literature-4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/AFIS-literature-4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$ 27	0.53% *
*Ann
ualiz
ed.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[1]
Net Assets	$ 574,000,000
Holdings Count | Holding	18
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	18
Portfolio turnover rate	2%

Holdings [Text Block]
Portfolio holdings by fund type
(percent of net assets)
Fixed income funds	50.05%
Equity-income funds	25.24%
Growth-and-income funds	15.81%
Balanced funds	8.98%
Other assets less liabilities	(0.08)
Total	100.00%

[1]	Annualized.